UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: September 30, 2009
                                                --------------------

 Check here if Amendment[ ]; Amendment Number:  ___________________

   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

 Name: Sandler Capital Management
       --------------------------------
       711 Fifth Avenue, 15[th] Floor
       --------------------------------
       New York, NY  10022
       --------------------------------

 Form 13F File Number:  28-0625
                        -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:  Andrew Sandler
        -------------------
 Title: Managing Director
        -------------------
 Phone: (212) 754-8100
        -------------------

Signature, Place, and Date of Signing:

 /s/ Andrew Sandler           New York, NY           November 16, 2009
-----------------------    -------------------    -----------------------
    [Signature]               [City, State]                [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


 Number of Other Included Managers:           2
                                        -------------

 Form 13F Information Table Entry Total:     79
                                        -------------

 Form 13F Information Table Value Total:   481,391
                                        -------------
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


 No.      Form 13F File Number             Name

 1        28-10539             Sandler Associates

 2        28-10540             Sandler Offshore Fund, Inc.

  COLUMN 1       COLUMN 2    COLUMN 3    COLUMN 4         COLUMN 5    COLUMN 6  COLUMN 7              COLUMN 8
                 TITLE OF                VALUE    SHRS         PUT/  INVESTMENT  OTHER
NAME OF ISSUER   CLASS        CUSIP      x1,000)   OR  SH/PRN  CALL  DISCRETION MANAGERS           VOTING AUTHORITY
                                                             TOTAL SHARES HELD           Authority  Authority Authority
                                                                                            Sole     Shared     None
------------------------------------------------------------------------------------------------------------------------------------
AECOM TECHNOLOGY  COM         00766T100   1362   50200   SH          SHARED       1,2     50200     0         0
COR DELAWA

ABERCROMBIE &     CL A        002896207   3288  100000   SH    CALL  SHARED       1,2    100000     0         0
FITCH CO

AKAMAI            COM         00971T101   7085  360000   SH    CALL  SHARED       1,2    360000     0         0
TECHNOLOGIES
INC.

ALLERGAN INC      COM          18490102   2605   45900   SH          SHARED       1,2     45900     0         0

ALVARION LTD      COM         M0861T100   2041  494700   SH          SHARED       1,2    494700     0         0

ANSYS INC         COM         03662Q105   5987  160000   SH          SHARED       1,2    160000     0         0

APPLE INC         COM          37833100   4411   23800   SH          SHARED       1,2     23800     0         0

APTARGROUP INC    COM          38336103   4379  117200   SH          SHARED       1,2    117200     0         0

ARBINET CORP      COM         03875P100    168   71500   SH          SHARED       1,2     71500     0         0

AVON PRODS INC    COM         054303102  10188  300000   SH    PUT   SHARED       1,2    300000     0         0

ARM HLDGS PLC     SPONSORED    42068106  11579 1654200   SH          SHARED       1,2   1654200     0         0
                  ADR

ASPEN INSURANCE   SHS         G05384105   9762  368800   SH          SHARED       1,2    368800     0         0
HOLDINGS LTD

BARE ESCENTUALS   COM          67511105  51832 4359292   SH          SHARED       1,2   4359292     0         0
INC

BELO CORP         COM SERIES   80555105   1898  350800   SH          SHARED       1,2    350800     0         0
                  A

BLACKROCK INC     COM         09247X101   1778    8200   SH          SHARED       1,2      8200     0         0

BUCYRUS INTL INC  COM         118759109   2539   71300   SH          SHARED       1,2     71300     0         0
NEW

BUFFALO WILD      COM         119848109   2717   65300   SH          SHARED       1,2     65300     0         0
WINGS INC

CABLEVISION SYS   CL A NY     12686C109  15357  646623   SH          SHARED       1,2    646623     0         0
CORP              CABLVS

CALIFORNIA PIZZA  COM         13054D109   2871  183800   SH          SHARED       1,2    183800     0         0
KITCHEN INC

CBS CORP NEW      CL B        124857202   3691  306300   SH          SHARED       1,2    306300     0         0

CHIPOTLE MEXICAN  CL A        169656105   2339   24100   SH          SHARED       1,2     24100     0         0
GRILL INC

CHURCH & DWIGHT   COM         171340102   9515  167700   SH          SHARED       1,2    167700     0         0
INC

CLEAN HARBORS     COM         184496107   5322   94600   SH          SHARED       1,2     94600     0         0
INC

CME GROUP INC     COM         12572Q105   2065    6700   SH          SHARED       1,2      6700     0         0

COMPUTER          COM         205363104  10542  200000   SH    CALL  SHARED       1,2    200000     0         0
SCIENCES CORP

CONSTANT CONTACT  COM         210313102   2133  110800   SH          SHARED       1,2    110800     0         0
INC

CROWN CASTLE      COM         228227104   5980  190700   SH          SHARED       1,2    190700     0         0
INTL CORP

CROWN HOLDINGS    COM         228368106   3242  119200   SH          SHARED       1,2    119200     0         0
INC

CTRIP COM INTL    ADR         22943F100   3569   60700   SH          SHARED       1,2     60700     0         0
LTD

DIGITAL RIV INC   COM         25388B104  10241  254000   SH          SHARED       1,2    254000     0         0

DOLLAR TREE INC   COM         256746108   4186   86000   SH          SHARED       1,2     86000     0         0

F5 NETWORKS INC   COM         315616102   2754   69500   SH          SHARED       1,2     69500     0         0

FMC TECHNOLOGIES  COM         30249U101   3108   59500   SH          SHARED       1,2     59500     0         0
INC

GAFISA SA         SPONS ADR   362607301   2562   84400   SH          SHARED       1,2     84400     0         0

GAMESTOP CORP     CL A        36467W109   2647  100000   SH    PUT   SHARED       1,2    120000     0         0
NEW

GENERAL MLS INC   COM         369822101  16739  260000   SH    CALL  SHARED       1,2    260000     0         0


GOOGLE INC        CL A        38259P508  14231   28700   SH          SHARED       1,2     28700     0         0

HARTFORD FINL     COM         416515104  10521  397000   SH          SHARED       1,2    397000     0         0
SVCS GROUP INC

HEXCEL CORP NEW   COM         428291108   2614  228500   SH          SHARED       1,2    228500     0         0

ICICI BK LTD      ADR         45104G104   5398  140000   SH          SHARED       1,2    140000     0         0

INTERNATIONAL     COM         459200101  15549  130000   SH    CALL  SHARED       1,2    130000     0         0
BUSINESS MACHS

INTERNATIONAL     COM         459506101  11867  312860   SH          SHARED       1,2    312860     0         0
FLAVORS & FRAGRA

INTERNATIONAL     COM         459902102   8412  391640   SH          SHARED       1,2    391640     0         0
GAME TECHNOLOG

JARDEN CORP       COM         471109108   7935  282700   SH          SHARED       1,2    282700     0         0

JO-ANN STORES     COM         47758P307   4914  183140   SH          SHARED       1,2    183140     0         0
INC

KLA-TENCOR CORP   COM         482480100   2743   76500   SH          SHARED       1,2     76500     0         0

LAZARD LTD        SHS A       G54050102   3040   73600   SH          SHARED       1,2     73600     0         0

LIFE              COM         53217V109   9310  200000   SH    CALL  SHARED       1,2    200000     0         0
TECHNOLOGIES
CORP

LIMITED BRANDS    COM         532716107   5627  331200   SH          SHARED       1,2    331200     0         0
INC

LOCKHEED MARTIN   COM         539830109   3904   50000   SH          SHARED       1,2     50000     0         0
CORP

MADDEN STEVEN     COM         556269108   3751  101900   SH          SHARED       1,2    101900     0         0
LTD

MAXIM INTEGRATED  COM         57772K101   3327  183400   SH          SHARED       1,2    183400     0         0
PRO DS INC

MEAD JOHNSON      COM CL A    582839106   3036   67300   SH          SHARED       1,2     67300     0         0
NUTRITION CO

MORGAN STANLEY    COM NEW     617446448   5361  173600   SH          SHARED       1,2    173600     0         0

MYRIAD            COM         62856H107    110   18799   SH          SHARED       1,2     18799     0         0
PHARMACEUTICALS
INC

NCR CORP NEW      COM         62886E108   2588  187300   SH          SHARED       1,2    187300     0         0

NVIDIA CORP       COM         67066G104   8310  552900   SH    CALL  SHARED       1,2    552900     0         0

OMNIVISION        COM         682128103  10027  615900   SH          SHARED       1,2    615900     0         0
TECHNOLOGIES INC

OPNET             COM         683757108   1058   96800   SH    CALL  SHARED       1,2     96800     0         0
TECHNOLOGIES INC

PALL CORP         COM         696429307   5475  169600   SH          SHARED       1,2    169600     0         0

PRUDENTIAL FINL   COM         744320102   2750   55100   SH          SHARED       1,2     55100     0         0
INC

RAYTHEON CO       COM NEW     755111507   3847   80200   SH          SHARED       1,2     80200     0         0

RCN CORP COM      COM NEW     749361200   1327  142710   SH          SHARED       1,2    142710     0         0

REGIS CORP MINN   COM         758932107   2370  152900   SH          SHARED       1,2    152900     0         0

RESEARCH IN       COM         760975102  23670  350000   SH    CALL  SHARED       1,2    350000     0         0
MOTION LTD

ROCKWELL COLLINS  COM         774341101   3058   60200   SH          SHARED       1,2     60200     0         0
INC

SCRIPPS NETWORKS  CL A COM    811065101   5509  149100   SH          SHARED       1,2    149100     0         0
INTERACT IN

SEALED AIR CORP   COM         81211K100   4005  204000   SH          SHARED       1,2    204000     0         0
NEW

SKYWORKS          COM         83088N102   5428  410000   SH    CALL  SHARED       1,2    410000     0         0
SOLUTIONS INC

SPDR SERIES       ETTS        78464A417  10616  275800   SH          SHARED       1,2    275800     0         0
TRUST BARCLYS
YLD

SUNPOWER CORP     COM CL A    867652109   1928   64500   SH          SHARED       1,2     64500     0         0

TERADYNE INC      COM         880770102   2833  306300   SH          SHARED       1,2    306300     0         0

TRANSOCEAN LTD    REG SHS     H8817H100   6244   73000   SH          SHARED       1,2     73000     0         0

TUPPERWARE        COM         899896104   3186   79800   SH          SHARED       1,2     79800     0         0
BRANDS CORP

VARIAN MED SYS    COM         92220P105   2511   59600   SH          SHARED       1,2     59600     0         0
INC

VISA INC          COM CL A    92826C839   8984  130000   SH    CALL  SHARED       1,2    130000     0         0

WADDELL & REED    CL A        930059100   1744   61300   SH          SHARED       1,2     61300     0         0
FINL INC

WARNACO GROUP     COM NEW     934390402   2640   60200   SH          SHARED       1,2     60200     0         0
INC

XL CAP LTD        CL A        G98255105   4428  253600   SH          SHARED       1,2    253600     0         0

YAHOO INC         COM         984332106   2723  152900   SH          SHARED       1,2    152900     0         0